Note 7 - Convertible Notes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	May 10, 2024	Sep. 15, 2022	Sep. 14, 2022	Dec. 31, 2023
An Investor [Member]
Proceeds From Issuance of Common Stock and Debt	$ 1,000
Security Purchase Agreement [Member] | An Investor [Member]
Stock Issued During Period, Shares, New Issues (in shares)	330,823
Convertible Note 2022 One [Member]
Debt Instrument, Face Amount			$ 10,500
Proceeds from Issuance of Debt			10,500
Convertible Note 2022 Two [Member]
Debt Instrument, Face Amount			10,500
Proceeds from Issuance of Debt			10,000
Convertible Note 2022 [Member]
Proceeds from Issuance of Debt			$ 20,000
Senior Unsecured Convertible Note 2022 [Member]
Debt Instrument, Face Amount		$ 10,500
Proceeds from Issuance of Debt		$ 9,850
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Discount on Issuance, Percentage		4.76%
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 2.5		$ 75
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		95.00%
Debt Instrument, Monthly Redemption Premium, Percentage		5.00%
Senior Unsecured Convertible Note 2022 [Member] | Acceleration Date [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 9
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		95.00%
Debt Instrument, Convertible, Acceleration Payment Monthly Limit		$ 2,800
Convertible Note 2024 [Member] | An Investor [Member]
Debt Instrument, Face Amount	$ 146
Debt Instrument, Term (Year)	5 years
Debt Instrument, Basis Spread on Variable Rate	1.00%